Loss per share - Narrative (Details) - shares	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Number of shares issued but not yet vested (in shares)	805,106	1,957,032
Number of shares not issued but vested (in shares)	9,989	23,261